Document and Entity Information	Dec. 18, 2019
Cover [Abstract]
Entity Registrant Name	OCEANFIRST FINANCIAL CORP
Entity Address, State or Province	NJ
Amendment Flag	true
Entity Central Index Key	0001004702
Document Type	8-K/A
Document Period End Date	Dec. 18, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11713
Entity Tax Identification Number	22-3412577
Entity Address, Address Line One	110 WEST FRONT STREET
Entity Address, City or Town	RED BANK
Entity Address, Postal Zip Code	07701
City Area Code	732
Local Phone Number	240-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	OCFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 19, 2019, OceanFirst Financial Corp., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission to report, among other things, the appointment of William D. Moss to the Company Board, effective as of the closing of the Two River Transactions. The purpose of this filing is to amend the Original 8-K to include the information required by Item 5.02(c) of Form 8-K. Capitalized terms used but not defined herein have the respective meanings set forth in the Original 8-K.